Vanguard® Strategic Small-Cap Equity Fund
Schedule of Investments (unaudited)
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Communication Services (2.7%)
*	Yelp Inc. Class A	223,289	6,201
*	Consolidated Communications Holdings Inc.	656,508	4,596
*	Iridium Communications Inc.	95,168	3,574
	New York Times Co. Class A	121,419	3,388
	Nexstar Media Group Inc. Class A	16,176	2,635
*	Altice USA Inc. Class A	267,927	2,478
	Cogent Communications Holdings Inc.	38,518	2,340
*	Clear Channel Outdoor Holdings Inc.	1,659,355	1,775
*	WideOpenWest Inc.	72,581	1,322
*	PubMatic Inc. Class A	63,612	1,011
*	Nextdoor Holdings Inc.	282,751	936
*	Endeavor Group Holdings Inc. Class A	35,318	726
*	Radius Global Infrastructure Inc. Class A (XNMS)	40,538	619
	Sinclair Broadcast Group Inc. Class A	29,636	605
*	Loyalty Ventures Inc.	113,293	404
*	Gannett Co. Inc.	128,943	374
*	Cars.com Inc.	33,523	316
*	Bumble Inc. Class A	8,216	231
			33,531
Consumer Discretionary (11.5%)
	Boyd Gaming Corp.	146,862	7,306
*	Tri Pointe Homes Inc.	384,528	6,487
	Oxford Industries Inc.	67,941	6,029
*	AutoNation Inc.	53,403	5,968
*	Perdoceo Education Corp.	486,667	5,733
*	Capri Holdings Ltd.	115,608	4,741
	Patrick Industries Inc.	85,238	4,419
	Brunswick Corp.	67,140	4,390
*	American Axle & Manufacturing Holdings Inc.	564,702	4,252
	Buckle Inc.	151,880	4,206
*	Stride Inc.	95,743	3,905
*	Skyline Champion Corp.	76,235	3,615
*	Dave & Buster's Entertainment Inc.	106,544	3,493
	Signet Jewelers Ltd.	64,101	3,427
	Texas Roadhouse Inc. Class A	45,150	3,305
*	Cavco Industries Inc.	16,351	3,205
*	WW International Inc.	494,616	3,161
	Harley-Davidson Inc.	99,418	3,148
	Movado Group Inc.	100,530	3,109
*	Six Flags Entertainment Corp.	141,034	3,060
	Toll Brothers Inc.	66,944	2,986
*	SeaWorld Entertainment Inc.	61,896	2,735

		Shares	Market Value ($000)
	Group 1 Automotive Inc.	15,609	2,650
	Carriage Services Inc. Class A	64,776	2,568
	Macy's Inc.	131,569	2,410
	Caleres Inc.	73,239	1,922
*	Deckers Outdoor Corp.	7,486	1,912
*	Beazer Homes USA Inc.	151,268	1,826
	Shoe Carnival Inc.	81,855	1,769
	Churchill Downs Inc.	9,061	1,735
	Murphy USA Inc.	6,956	1,620
	Academy Sports & Outdoors Inc.	45,347	1,612
*	Everi Holdings Inc.	95,563	1,559
*	MarineMax Inc.	42,004	1,517
*	Dorman Products Inc.	13,135	1,441
*	Master Craft Boat Holdings Inc.	66,848	1,407
	Hibbett Inc.	31,943	1,396
	Kohl's Corp.	36,043	1,286
	Shutterstock Inc.	22,153	1,270
*	Crocs Inc.	25,627	1,247
	Winnebago Industries Inc.	25,662	1,246
	Travel + Leisure Co.	28,173	1,094
	Red Rock Resorts Inc. Class A	29,392	981
	Aaron's Co. Inc.	64,553	939
	Tempur Sealy International Inc.	42,621	911
	Ruth's Hospitality Group Inc.	51,001	829
*	Playa Hotels & Resorts NV	120,038	825
*	Duluth Holdings Inc. Class B	77,588	740
*	Modine Manufacturing Co.	69,882	736
	Ethan Allen Interiors Inc.	35,362	715
	PVH Corp.	12,471	710
	Thor Industries Inc.	9,345	698
*	Goodyear Tire & Rubber Co.	60,678	650
*	Scientific Games Corp. Class A	13,074	614
	Steven Madden Ltd.	18,564	598
*	Funko Inc. Class A	25,372	566
	H&R Block Inc.	15,926	563
*	Meritage Homes Corp.	7,385	535
*	Abercrombie & Fitch Co. Class A	31,542	534
*	Liquidity Services Inc.	38,796	521
*	Golden Entertainment Inc.	11,931	472
*	Quotient Technology Inc.	156,903	466
	Standard Motor Products Inc.	8,768	394
*	Vivint Smart Home Inc.	102,231	356
*	Brinker International Inc.	15,183	334
*	Genesco Inc.	6,658	332
*	Asbury Automotive Group Inc.	1,930	327
*	G-III Apparel Group Ltd.	15,205	308
*	M/I Homes Inc.	6,755	268
*	Lands' End Inc.	20,887	222
*	Chuy's Holdings Inc.	10,834	216
*	Fox Factory Holding Corp.	2,581	208
	Williams-Sonoma Inc.	1,852	205
*	Victoria's Secret & Co.	6,524	182
*	Revolve Group Inc.	5,770	149
			143,271
Consumer Staples (4.2%)
	Ingles Markets Inc. Class A	91,784	7,962
*	Pilgrim's Pride Corp.	212,760	6,644
*	Darling Ingredients Inc.	88,004	5,263

		Shares	Market Value ($000)
	Coca-Cola Consolidated Inc.	9,311	5,250
	John B Sanfilippo & Son Inc.	65,974	4,782
	Vector Group Ltd.	338,347	3,553
*	Coty Inc. Class A	398,948	3,196
*	Herbalife Nutrition Ltd.	150,087	3,069
*	BJ's Wholesale Club Holdings Inc.	44,601	2,779
*	United Natural Foods Inc.	58,926	2,322
*	USANA Health Sciences Inc.	30,192	2,185
*	Central Garden & Pet Co. Class A	50,412	2,017
	Medifast Inc.	8,164	1,474
	Nu Skin Enterprises Inc. Class A	13,040	565
	Turning Point Brands Inc.	20,647	560
	Energizer Holdings Inc.	17,593	499
			52,120
Energy (5.4%)
	APA Corp.	175,352	6,120
	SM Energy Co.	178,518	6,104
	Plains GP Holdings LP Class A	516,770	5,333
	Texas Pacific Land Corp.	3,522	5,241
*	Talos Energy Inc.	262,368	4,059
*	Antero Resources Corp.	119,448	3,661
*	PBF Energy Inc. Class A	122,822	3,564
*	Southwestern Energy Co.	504,989	3,156
*	US Silica Holdings Inc.	226,749	2,590
*	Liberty Energy Inc. Class A	200,391	2,557
*	Delek US Holdings Inc.	94,957	2,454
*	W&T Offshore Inc.	518,708	2,241
	Marathon Oil Corp.	96,753	2,175
*	Oceaneering International Inc.	198,616	2,121
*	Nabors Industries Ltd. (XNYS)	11,945	1,599
*	NexTier Oilfield Solutions Inc.	160,277	1,524
*	Denbury Inc.	23,905	1,434
	CVR Energy Inc.	42,084	1,410
*	Kosmos Energy Ltd.	216,851	1,342
*	Par Pacific Holdings Inc.	74,065	1,155
	Viper Energy Partners LP	42,034	1,122
*	Callon Petroleum Co.	26,720	1,047
*	ProPetro Holding Corp.	96,223	962
	Oasis Petroleum Inc.	7,785	947
*	REX American Resources Corp.	10,994	932
*	Range Resources Corp.	32,799	812
*	Comstock Resources Inc.	63,280	764
	PDC Energy Inc.	7,087	437
*	Gulfport Energy Corp.	4,996	397
	Targa Resources Corp.	5,504	328
	Kimbell Royalty Partners LP	16,386	257
*	Centennial Resource Development Inc. Class A	34,113	204
			68,049
Financials (16.3%)
	Hancock Whitney Corp.	197,149	8,740
	MGIC Investment Corp.	691,216	8,709
	International Bancshares Corp.	207,920	8,333
	Axis Capital Holdings Ltd.	141,193	8,061
	Essent Group Ltd.	203,622	7,921
	OneMain Holdings Inc.	211,712	7,914
	Radian Group Inc.	395,906	7,780
	Stifel Financial Corp.	137,619	7,709

		Shares	Market Value ($000)
	Synovus Financial Corp.	211,708	7,632
	Affiliated Managers Group Inc.	65,244	7,607
	OFG Bancorp	289,997	7,366
	Stewart Information Services Corp.	138,541	6,892
	Pacific Premier Bancorp Inc.	213,777	6,251
	CNO Financial Group Inc.	337,395	6,103
	PacWest Bancorp	226,699	6,044
	Evercore Inc. Class A	61,955	5,800
	Western Alliance Bancorp	81,054	5,722
	Hope Bancorp Inc.	409,990	5,674
	FNB Corp.	508,148	5,518
	Popular Inc.	69,229	5,326
*	Enstar Group Ltd.	23,596	5,049
*	LendingClub Corp.	380,916	4,453
	First BanCorp. (XNYS)	342,145	4,417
	Virtu Financial Inc. Class A	162,146	3,796
	Navient Corp.	234,963	3,287
	Banner Corp.	57,142	3,212
*	Unum Group	83,770	2,850
*	Genworth Financial Inc. Class A	754,431	2,663
	BGC Partners Inc. Class A	720,329	2,428
	Towne Bank	85,842	2,331
	Central Pacific Financial Corp.	90,266	1,936
*	Encore Capital Group Inc.	32,241	1,863
	ProAssurance Corp.	71,448	1,688
	First Financial Bancorp	83,775	1,625
	Brightsphere Investment Group Inc.	88,208	1,589
	First Financial Corp.	31,041	1,381
	S&T Bancorp Inc.	47,642	1,307
	Hanover Insurance Group Inc.	8,876	1,298
*	Brighthouse Financial Inc.	30,195	1,239
	Kinsale Capital Group Inc.	5,253	1,206
	Columbia Banking System Inc.	41,185	1,180
	Nelnet Inc. Class A	13,306	1,134
	Byline Bancorp Inc.	44,968	1,070
	SouthState Corp.	12,661	977
	Hanmi Financial Corp.	41,735	937
	Assured Guaranty Ltd.	13,907	776
	Virtus Investment Partners Inc.	3,380	578
	Northfield Bancorp Inc.	42,615	555
*	Palomar Holdings Inc.	8,531	549
*	Silvergate Capital Corp. Class A	10,042	538
	Westamerica BanCorp.	8,825	491
	Heartland Financial USA Inc.	9,832	408
	Premier Financial Corp.	15,843	402
	Preferred Bank	5,257	358
*	Focus Financial Partners Inc. Class A	10,464	356
	United Fire Group Inc.	8,788	301
	Veritex Holdings Inc.	9,631	282
	Horizon Bancorp Inc.	15,851	276
	Cowen Inc. Class A	11,243	266
	Peoples Bancorp Inc.	9,919	264
	Southside Bancshares Inc.	6,879	257
	Oppenheimer Holdings Inc. Class A	7,197	238
	Brookline Bancorp Inc.	17,711	236
	Sculptor Capital Management Inc. Class A	23,774	199
	Curo Group Holdings Corp.	29,278	162
			203,510

		Shares	Market Value ($000)
Health Care (13.7%)
*	AMN Healthcare Services Inc.	86,580	9,499
*	Medpace Holdings Inc.	47,481	7,106
	Bruker Corp.	110,512	6,936
*	Sarepta Therapeutics Inc.	92,451	6,930
*	Ionis Pharmaceuticals Inc.	167,433	6,198
*	Allscripts Healthcare Solutions Inc.	389,453	5,776
*	NextGen Healthcare Inc.	312,775	5,455
*	Alkermes plc	175,847	5,238
*	Tenet Healthcare Corp.	99,617	5,236
*	Shockwave Medical Inc.	26,593	5,084
*	CorVel Corp.	33,482	4,931
*	STAAR Surgical Co.	64,680	4,588
*	Deciphera Pharmaceuticals Inc.	321,450	4,227
*	Veeva Systems Inc. Class A	19,154	3,793
*	Merit Medical Systems Inc.	65,638	3,562
*	FibroGen Inc.	315,085	3,327
*	Agenus Inc.	1,674,839	3,249
*	NuVasive Inc.	59,496	2,925
*	Integra LifeSciences Holdings Corp.	50,450	2,726
*	Glaukos Corp.	55,258	2,510
*	MEDNAX Inc.	119,023	2,501
*	Tandem Diabetes Care Inc.	41,091	2,432
*	Avanos Medical Inc.	88,010	2,406
*	Charles River Laboratories International Inc.	11,019	2,358
*	Nevro Corp.	51,309	2,249
*	PTC Therapeutics Inc.	53,771	2,154
*	Sangamo Therapeutics Inc.	512,812	2,123
*	Theravance Biopharma Inc.	228,731	2,072
*,1	Intercept Pharmaceuticals Inc.	149,262	2,061
*	Novavax Inc.	38,943	2,003
*	Inspire Medical Systems Inc.	10,934	1,997
*	Nektar Therapeutics Class A	483,269	1,836
*	Atara Biotherapeutics Inc.	230,993	1,799
*	Health Catalyst Inc.	117,846	1,708
*	Zymeworks Inc.	318,205	1,686
*	Inogen Inc.	68,762	1,663
*	ACADIA Pharmaceuticals Inc.	113,349	1,597
*	Protagonist Therapeutics Inc.	184,539	1,460
*	Globus Medical Inc. Class A	25,953	1,457
*	ImmunoGen Inc.	319,023	1,436
*	Maravai LifeSciences Holdings Inc. Class A	47,866	1,360
*	Seres Therapeutics Inc.	386,305	1,325
*	Option Care Health Inc.	47,267	1,314
*	Lantheus Holdings Inc.	19,689	1,300
*	QuidelOrtho Corp.	12,143	1,180
*	Vir Biotechnology Inc.	43,223	1,101
*	Atea Pharmaceuticals Inc.	153,364	1,089
*	Apellis Pharmaceuticals Inc.	23,158	1,047
*	CytomX Therapeutics Inc.	555,119	1,016
*	Zimvie Inc.	58,840	942
*	TG Therapeutics Inc.	215,152	914
	US Physical Therapy Inc.	8,264	902
*	Endo International plc	1,934,791	901
*	2seventy bio Inc.	64,210	848
*	Embecta Corp.	32,147	814
*,1	Precision BioSciences Inc.	500,660	801
*	MiMedx Group Inc.	220,818	766

		Shares	Market Value ($000)
*	Computer Programs and Systems Inc.	23,856	763
*,1	Clovis Oncology Inc.	420,684	757
*	Editas Medicine Inc. Class A	63,458	751
*	Esperion Therapeutics Inc.	103,744	660
*	Cross Country Healthcare Inc.	31,636	659
*	Puma Biotechnology Inc.	227,827	649
*	ViewRay Inc.	240,584	638
*	AngioDynamics Inc.	32,761	634
*	Addus HomeCare Corp.	7,524	627
*	Aerie Pharmaceuticals Inc.	82,030	615
*	Voyager Therapeutics Inc.	102,911	608
*	Alector Inc.	51,954	528
*	Myovant Sciences Ltd.	39,950	497
*	Arrowhead Pharmaceuticals Inc.	13,761	484
*	Assembly Biosciences Inc.	212,676	447
*	MacroGenics Inc.	148,810	439
	Chemed Corp.	850	399
*	Joint Corp.	22,122	339
*	Community Health Systems Inc.	89,631	336
*	Orthofix Medical Inc.	13,284	313
*	Co-Diagnostics Inc.	53,218	299
	Minerva Neurosciences Inc.	89,460	296
*	Figs Inc. Class A	29,729	271
*	HealthStream Inc.	12,009	261
*	Odonate Therapeutics Inc.	161,720	259
*	Cara Therapeutics Inc.	26,429	241
*	Reata Pharmaceuticals Inc. Class A	7,772	236
*	Pennant Group Inc.	16,426	210
*	Enanta Pharmaceuticals Inc.	4,327	204
*	Tactile Systems Technology Inc.	27,575	201
*	AtriCure Inc.	4,783	195
*	WaVe Life Sciences Ltd.	48,932	159
*	Precigen Inc.	95,719	128
*	Akebia Therapeutics Inc.	331,679	117
*	GlycoMimetics Inc.	177,063	106
*	Organogenesis Holdings Inc. Class A	21,709	106
*	Spectrum Pharmaceuticals Inc.	134,742	105
*	Molecular Templates Inc.	104,179	95
*	Aligos Therapeutics Inc.	69,638	84
*	Acorda Therapeutics Inc.	38,060	18
			170,648
Industrials (16.3%)
	Allison Transmission Holdings Inc.	235,178	9,043
	Rush Enterprises Inc. Class A	170,987	8,242
	EMCOR Group Inc.	79,351	8,170
	ManpowerGroup Inc.	106,746	8,156
	nVent Electric plc	258,428	8,097
*	Clean Harbors Inc.	89,822	7,875
*	Univar Solutions Inc.	313,619	7,800
	Kforce Inc.	125,948	7,726
	Korn Ferry	125,825	7,300
	Mueller Industries Inc.	131,489	7,007
	AGCO Corp.	65,410	6,456
	Triton International Ltd.	116,314	6,124
*	Atkore Inc.	70,234	5,830
	UFP Industries Inc.	81,285	5,539
	Ryder System Inc.	75,668	5,377
	Acuity Brands Inc.	33,545	5,167

		Shares	Market Value ($000)
	Boise Cascade Co.	82,614	4,915
	Ennis Inc.	238,271	4,820
	Applied Industrial Technologies Inc.	46,370	4,459
*	Titan Machinery Inc.	196,830	4,411
	Heidrick & Struggles International Inc.	129,503	4,191
	Terex Corp.	145,933	3,994
	GrafTech International Ltd.	553,721	3,915
*	GMS Inc.	86,396	3,845
*	Hub Group Inc. Class A	49,528	3,513
*	NOW Inc.	352,737	3,450
	Matson Inc.	46,696	3,403
	Spirit AeroSystems Holdings Inc. Class A	110,815	3,247
*	MRC Global Inc.	293,108	2,919
	Encore Wire Corp.	24,764	2,573
	Insteel Industries Inc.	73,506	2,475
*	Saia Inc.	12,660	2,380
	Genco Shipping & Trading Ltd.	108,461	2,095
	Resources Connection Inc.	88,476	1,802
*	Forrester Research Inc.	36,622	1,752
	H&E Equipment Services Inc.	57,623	1,669
	AZZ Inc.	40,143	1,639
*	TrueBlue Inc.	90,404	1,618
	MDU Resources Group Inc.	53,297	1,438
	Marten Transport Ltd.	85,052	1,431
	Esab Corp.	32,070	1,403
*	Masonite International Corp.	17,107	1,314
	BWX Technologies Inc.	23,474	1,293
	Argan Inc.	33,275	1,242
	AECOM	18,816	1,227
*	Veritiv Corp.	9,018	979
	ArcBest Corp.	13,360	940
*	First Advantage Corp.	73,526	932
*	Daseke Inc.	145,443	929
	Matthews International Corp. Class A	31,537	904
	Moog Inc. Class A	11,149	885
*	Sterling Infrastructure Inc.	29,187	640
*	DXP Enterprises Inc.	20,109	616
	Interface Inc. Class A	41,285	518
	Douglas Dynamics Inc.	14,835	426
	Standex International Corp.	4,800	407
	Watts Water Technologies Inc. Class A	3,147	387
*	Quad/Graphics Inc.	135,304	372
*	Hireright Holdings Corp.	24,940	354
	Kelly Services Inc. Class A	17,739	352
	Global Industrial Co.	9,583	324
	Wabash National Corp.	23,145	314
	Tetra Tech Inc.	2,176	297
*	ASGN Inc.	2,760	249
	Hillenbrand Inc.	6,044	248
*	SkyWest Inc.	10,487	223
*	ESS Tech Inc.	55,192	155
*	Blue Bird Corp.	14,291	132
			203,925
Information Technology (13.2%)
*	Manhattan Associates Inc.	78,836	9,035
	Jabil Inc.	174,526	8,938
*	Cirrus Logic Inc.	107,532	7,800
*	CommVault Systems Inc.	117,997	7,422

		Shares	Market Value ($000)
*	Nutanix Inc. Class A	506,372	7,408
*	Super Micro Computer Inc.	147,370	5,946
*	CommScope Holding Co. Inc.	947,813	5,801
*	Box Inc. Class A	222,944	5,605
*	Extreme Networks Inc.	610,354	5,444
*	MaxLinear Inc.	158,137	5,374
*	ExlService Holdings Inc.	35,137	5,177
	Avnet Inc.	112,325	4,817
*	Pure Storage Inc. Class A	181,966	4,678
*	Kyndryl Holdings Inc.	434,256	4,247
*	8x8 Inc.	818,578	4,216
*	Diodes Inc.	65,205	4,210
	Concentrix Corp.	30,238	4,102
	CSG Systems International Inc.	67,326	4,018
*	Domo Inc. Class B	109,823	3,053
*	Axcelis Technologies Inc.	54,831	3,007
*	Everbridge Inc.	107,284	2,992
*	International Money Express Inc.	142,707	2,921
	A10 Networks Inc.	199,281	2,866
*	Sanmina Corp.	69,002	2,810
*	Fabrinet	32,738	2,655
	Amkor Technology Inc.	145,353	2,464
	TTEC Holdings Inc.	35,230	2,392
*	Yext Inc.	491,081	2,347
*	Agilysys Inc.	47,989	2,268
*	Magnachip Semiconductor Corp.	155,663	2,262
*	Upland Software Inc.	153,335	2,226
*	Teradata Corp.	58,901	2,180
	Kulicke & Soffa Industries Inc.	50,285	2,153
*	ePlus Inc.	33,422	1,775
*	ScanSource Inc.	55,008	1,713
*	Tenable Holdings Inc.	27,554	1,251
*	Arlo Technologies Inc.	196,525	1,232
*	Aeva Technologies Inc.	370,255	1,159
*	Benefitfocus Inc.	145,175	1,129
*	SMART Global Holdings Inc.	65,937	1,079
*	Lattice Semiconductor Corp.	20,001	970
*	Unisys Corp.	75,348	906
*	SecureWorks Corp. Class A	76,277	828
*	LivePerson Inc.	56,411	798
*	Sumo Logic Inc.	103,606	776
	Vishay Intertechnology Inc.	42,761	762
*	TTM Technologies Inc.	58,649	733
*	Sprout Social Inc. Class A	12,155	706
*	Conduent Inc.	160,041	691
*	AvidXchange Holdings Inc.	109,297	671
	CTS Corp.	16,726	570
*	Brightcove Inc.	86,508	547
*	Photronics Inc.	27,892	543
*	Semtech Corp.	8,611	473
	Hackett Group Inc.	19,696	374
*	Avaya Holdings Corp.	147,122	330
*	Embark Technology Inc.	608,701	308
	PC Connection Inc.	6,356	280
*	OneSpan Inc.	22,612	269
*	ACI Worldwide Inc.	10,192	264
*	KnowBe4 Inc. Class A	16,867	263
*	Synaptics Inc.	2,173	257

		Shares	Market Value ($000)
*	Payoneer Global Inc.	62,245	244
*	TaskUS Inc. Class A	7,582	128
*	Cognyte Software Ltd.	20,682	88
			164,951
Materials (5.0%)
	Olin Corp.	159,624	7,387
	Chemours Co.	174,577	5,590
	Louisiana-Pacific Corp.	101,813	5,336
	AdvanSix Inc.	156,354	5,229
	SunCoke Energy Inc.	687,755	4,684
	Warrior Met Coal Inc.	135,831	4,158
	Tronox Holdings plc Class A	205,820	3,458
	Schnitzer Steel Industries Inc. Class A	101,561	3,335
*	O-I Glass Inc.	196,775	2,755
	Balchem Corp.	18,709	2,427
	Alcoa Corp.	49,983	2,278
	Mercer International Inc.	156,992	2,064
*	Cleveland-Cliffs Inc.	120,916	1,859
	Innospec Inc.	18,466	1,769
	Sylvamo Corp.	48,451	1,583
	Huntsman Corp.	49,907	1,415
	US Steel Corp.	74,605	1,336
	Greif Inc. Class A	15,302	955
	Kronos Worldwide Inc.	50,798	935
*	TimkenSteel Corp.	41,194	771
*	Perimeter Solutions SA	68,999	748
	Ecovyst Inc.	73,188	721
	Tredegar Corp.	57,028	570
	Hawkins Inc.	9,500	342
	Koppers Holdings Inc.	14,707	333
	Sensient Technologies Corp.	3,444	277
			62,315
Real Estate (7.9%)
	Life Storage Inc.	72,260	8,069
	National Storage Affiliates Trust	156,535	7,838
	Highwoods Properties Inc.	224,348	7,670
	Piedmont Office Realty Trust Inc. Class A	492,075	6,456
	Outfront Media Inc.	354,642	6,011
	Brixmor Property Group Inc.	273,755	5,533
	SITE Centers Corp.	372,840	5,022
	Necessity Retail REIT Inc.	628,833	4,578
	EPR Properties	83,785	3,932
	American Assets Trust Inc.	132,311	3,930
	Essential Properties Realty Trust Inc.	170,625	3,667
*	DiamondRock Hospitality Co.	438,057	3,596
	Universal Health Realty Income Trust	63,853	3,398
	Getty Realty Corp.	110,994	2,941
	PotlatchDeltic Corp.	65,073	2,876
*	Summit Hotel Properties Inc.	363,772	2,645
	Spirit Realty Capital Inc.	52,579	1,986
	Office Properties Income Trust	98,610	1,967
	Paramount Group Inc.	234,552	1,696
	Brandywine Realty Trust	160,660	1,549
	RPT Realty	138,584	1,362
	RLJ Lodging Trust	113,672	1,254
	Kite Realty Group Trust	71,575	1,238
	Global Net Lease Inc.	72,773	1,030

		Shares	Market Value ($000)
	One Liberty Properties Inc.	37,488	974
	Apple Hospitality REIT Inc.	65,246	957
	Alexander's Inc.	4,151	922
	NexPoint Residential Trust Inc.	10,877	680
*	Xenia Hotels & Resorts Inc.	46,703	679
	Gladstone Commercial Corp.	31,344	590
	Sabra Health Care REIT Inc.	40,972	572
	RE/MAX Holdings Inc. Class A	21,052	516
	Park Hotels & Resorts Inc.	34,281	465
	Service Properties Trust	76,454	400
	Centerspace	4,477	365
	Urstadt Biddle Properties Inc. Class A	19,617	318
*	Redfin Corp.	31,000	255
	Douglas Elliman Inc.	49,667	238
			98,175
Utilities (3.3%)
	National Fuel Gas Co.	146,230	9,658
	Otter Tail Corp.	131,705	8,841
	Portland General Electric Co.	173,924	8,406
	Hawaiian Electric Industries Inc.	198,779	8,130
	Unitil Corp.	40,481	2,377
	Black Hills Corp.	27,552	2,005
	Chesapeake Utilities Corp.	8,018	1,039
	ALLETE Inc.	9,503	559
			41,015
Total Common Stocks (Cost $1,330,955)			1,241,510
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[2,3]	Vanguard Market Liquidity Fund, 1.417% (Cost $12,085)	120,907	12,087
Total Investments (100.5%) (Cost $1,343,040)			1,253,597
Other Assets and Liabilities—Net (-0.5%)			(5,927)
Net Assets (100%)			1,247,670
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,632,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,848,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2022	76	6,490	(148)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.